Accounts payable (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts Payable - Schedule of Accounts Payable

The accounts payable balance consisted of the following:

	As at December 31,	As at December 31,
USD'000	2024	2023
Trade creditors	3,691	3,568
Accounts payable to Board Members	2,343	826
Accounts payable to other related parties	83	104
Accounts payable to underwriters, promoters, and employees	2,572	4,200
Other accounts payable	4,807	4,165
Total accounts payable	13,496	12,863